Institutional Shares | Artisan Global Opportunities Fund
Artisan Global Opportunities Fund (Formerly Artisan Growth Opportunities Fund) Institutional Shares
INVESTMENT OBJECTIVE
Artisan Global Opportunities Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	Institutional Shares Artisan Global Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Institutional Shares Artisan Global Opportunities Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		1.32%
Total Annual Fund Operating Expenses		2.22%
Fee Waiver and Expense Reimbursement	[1]	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%
[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement through February 1, 2013 and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares Artisan Global Opportunities Fund	184	655	1,152	2,523

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns (Investor Shares)
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 15.07%.
Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - Institutional Shares Artisan Global Opportunities Fund		1-Year	Since Inception	Inception Date
Investor Shares	[1]	(6.56%)	4.60%	Sep. 22, 2008
Investor Shares Return after taxes on distributions	[1]	(6.70%)	4.48%	Sep. 22, 2008
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	(4.08%)	3.92%	Sep. 22, 2008
MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)	[1]	(7.35%)	0.59%
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.